Fees Summary	Sep. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,057,000.00
Previously Paid Amount	0.00
Total Fee Amount	598.81
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 598.81
Narrative - Max Aggregate Offering Price	$ 4,057,000.00
Final Prospectus	true